Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Group Information
Schedule of subsidiaries fully owned by the Parent Company

The consolidated financial statements of the Group include the following subsidiaries, which are fully owned by the Parent Company:

Entities	Country
Vessel owning entities
Wind Orca Ltd	Cyprus
Wind Osprey Ltd	Cyprus
Wind N1063 Ltd	Cyprus
Wind N1064 Ltd	Cyprus
Seajacks 1 Ltd	UK
Seajacks 4 Ltd	UK
Seajacks 5 Ltd	UK
Seajacks 3 Japan LLC	Japan
Trading and Operations
Seajacks UK Ltd	UK
Seajacks UK Ltd Taiwan Branch	Taiwan

Entities	Country
Seajacks US Inc.	USA
Seajacks Merman Marine Ltd	Bermuda
Seajacks Crewing Services Ltd	UK
Seajacks Japan LLC	Japan
Investment holding entities
Wind MI Ltd	Marshall Islands
Eneti (Bermuda) Ltd	Bermuda
Atlantis Investorco Ltd	UK
Investment holding entities (continuation)
Atlantis Equityco Ltd	UK
Atlantis Midco Ltd	UK
Seajacks International Ltd	UK
Dormant entities
Seajacks 2 Ltd	UK
Seajacks 3 Ltd	UK
Scorpio SALT LLC	USA
Bulk Run-Off Company Ltd	Marshall Islands
Crawford Path LLC	Delaware
Windpower Alpha Ltd	Marshall Islands
Windpower Bravo Ltd	Marshall Islands
Seajacks 7 Limited	UK
Seajacks 8 Limited	UK
SBI Achilles Shipping Company Ltd	Marshall Islands
SBI Antares Shipping Company Ltd	Marshall Islands
SBI Apollo Shipping Company Ltd	Marshall Islands
SBI Aries Shipping Company Ltd	Marshall Islands
SBI Athena Shipping Company Ltd	Marshall Islands
SBI Bolero Shipping Company Ltd	Marshall Islands
SBI Bravo Shipping Company Ltd	Marshall Islands
SBI Capoeira Shipping Company Ltd	Marshall Islands
SBI Carioca Shipping Company Ltd	Marshall Islands
SBI Chartering and Trading Ltd	Marshall Islands
SBI Conga Shipping Company Ltd	Marshall Islands
SBI Cougar Shipping Company Ltd	Marshall Islands
SBI Cronos Shipping Company Ltd	Marshall Islands
SBI Echo Shipping Company Ltd	Marshall Islands
SBI Gemini Shipping Company Ltd	Marshall Islands
SBI Hera Shipping Company Ltd	Marshall Islands
SBI Hercules Shipping Company Ltd	Marshall Islands
SBI Hermes Shipping Company Ltd	Marshall Islands
SBI Hydra Shipping Company Ltd	Marshall Islands
SBI Hyperion Shipping Company Ltd	Marshall Islands
SBI Jaguar Shipping Company Ltd	Marshall Islands
SBI Jive Shipping Company Ltd	Marshall Islands
SBI Lambada Shipping Company Ltd	Marshall Islands
SBI Leo Shipping Company Ltd	Marshall Islands
SBI Libra Shipping Company Ltd	Marshall Islands
SBI Lynx Shipping Company Ltd	Marshall Islands
SBI Lyra Shipping Company Ltd	Marshall Islands
SBI Macarena Shipping Company Ltd	Marshall Islands
SBI Maia Shipping Company Ltd	Marshall Islands
SBI Mazurka Shipping Company Ltd	Marshall Islands

Entities	Country
SBI Orion Shipping Company Ltd	Marshall Islands
SBI Parapara Shipping Company Ltd	Marshall Islands
SBI Pegasus Shipping Company Ltd	Marshall Islands
SBI Perseus Shipping Company Ltd	Marshall Islands
SBI Phoebe Shipping Company Ltd	Marshall Islands
SBI Phoenix Shipping Company Ltd	Marshall Islands
SBI Pisces Shipping Company Ltd	Marshall Islands
SBI Poseidon Shipping Company Ltd	Marshall Islands
SBI Reggae Shipping Company Ltd	Marshall Islands
SBI Rock Shipping Company Ltd	Marshall Islands
SBI Rumba Shipping Company Ltd	Marshall Islands
SBI Samba Shipping Company Ltd	Marshall Islands
SBI Samson Shipping Company Ltd	Marshall Islands
SBI Sousta Shipping Company Ltd	Marshall Islands
SBI Subaru Shipping Company Ltd	Marshall Islands
SBI Swing Shipping Company Ltd	Marshall Islands
SBI Tango Shipping Company Ltd	Marshall Islands
SBI Taurus Shipping Company Ltd	Marshall Islands
SBI Tethys Shipping Company Ltd	Marshall Islands
SBI Thalia Shipping Company Ltd	Marshall Islands
SBI Ursa Shipping Company Ltd	Marshall Islands
SBI Virgo Shipping Company Ltd	Marshall Islands
SBI Zeus Shipping Company Ltd	Marshall Islands
SBI Zumba Shipping Company Ltd	Marshall Islands